Cover Page	3 Months Ended
May 31, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	E2open Parent Holdings, Inc.
Entity Central Index Key	0001800347
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false